Commitments - Non-cancellable Operating Lease Rentals (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	4.9	6.0
Less than one year
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	3.5	2.4
Between one and three years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	1.4	3.0
Between three and five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	—	0.4
More than five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	—	0.2